Leases - Total cash outflow for leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flows For Leases [Line Items]
Cash outflow for leases	$ 103,392	$ 117,068
Aircraft [member]
Disclosure Of Cash Flows For Leases [Line Items]
Cash outflow for leases	97,353	107,610
Real Estate [Member]
Disclosure Of Cash Flows For Leases [Line Items]
Cash outflow for leases	$ 6,039	$ 9,458